LONG-TERM DEBT AND LEASE OBLIGATIONS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
9.25% senior notes due 2015
LONG-TERM DEBT AND LEASE OBLIGATIONS
Outstanding principal amount of notes that must be repaid or refinanced on or before December 3, 2014 to extend the maturity date of the credit facility	238
Interest rate, stated percentage	9.25%
Credit Agreement
LONG-TERM DEBT AND LEASE OBLIGATIONS
Revolving credit facility, maximum borrowing capacity	800
Line of credit facility, subfacility maximum available capacity	300
Outstanding cash borrowings	80
Interest rate, stated percentage	2.78%
Standby letters of credit outstanding	164
Amount available for borrowing under revolving credit facility	527
Credit Agreement | Initial six months period
LONG-TERM DEBT AND LEASE OBLIGATIONS
Unused commitment fee (as a percent)	0.438%
Credit Agreement | Period after six months | Low end of range
LONG-TERM DEBT AND LEASE OBLIGATIONS
Unused commitment fee (as a percent)	0.375%
Credit Agreement | Period after six months | High end of range
LONG-TERM DEBT AND LEASE OBLIGATIONS
Unused commitment fee (as a percent)	0.50%
Credit Agreement | Base rate | Initial six months period
LONG-TERM DEBT AND LEASE OBLIGATIONS
Base rate used to calculate interest rate	base rate
Margin on variable rate (as a percent)	1.25%
Credit Agreement | Base rate | Period after six months
LONG-TERM DEBT AND LEASE OBLIGATIONS
Base rate used to calculate interest rate	base rate
Credit Agreement | Base rate | Period after six months | Low end of range
LONG-TERM DEBT AND LEASE OBLIGATIONS
Margin on variable rate (as a percent)	1.00%
Credit Agreement | Base rate | Period after six months | High end of range
LONG-TERM DEBT AND LEASE OBLIGATIONS
Margin on variable rate (as a percent)	1.50%
Credit Agreement | LIBOR | Initial six months period
LONG-TERM DEBT AND LEASE OBLIGATIONS
Base rate used to calculate interest rate	LIBOR
Margin on variable rate (as a percent)	2.25%
Credit Agreement | LIBOR | Period after six months
LONG-TERM DEBT AND LEASE OBLIGATIONS
Base rate used to calculate interest rate	LIBOR
Credit Agreement | LIBOR | Period after six months | Low end of range
LONG-TERM DEBT AND LEASE OBLIGATIONS
Margin on variable rate (as a percent)	2.00%
Credit Agreement | LIBOR | Period after six months | High end of range
LONG-TERM DEBT AND LEASE OBLIGATIONS
Margin on variable rate (as a percent)	2.50%